FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2004

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Sandell
Title:  Principal
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Thomas Sandell
----------------------------
(Signature)

New York, New York
----------------------------
(City, State)

August 13, 2004
----------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $576,157 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

NON-CONFIDENTIAL                                  FORM 13F
                                                                 (SEC USE ONLY)
QTR ENDED: 6/30/04         Name of Reporting Manager:  Sandell Asset Management

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Item 1:                           Item 2:         Item 3:      Item 4:    Item 5:    Item 6:    Item 7:          Item 8:
Name of Issuer                Title of Class      CUSIP      Fair Market Shares or Investment  Managers   Voting Authority (Shares)
                                                  Number       Value     Principal Discretion See Instr.V(a) Sole (b)Shared (c) None
                                                              (X$1000)   Amount
AEP INDUSTRIES INC                  COM           001031-10-3      344     31,000 SH   SOLE                 31,000     -        -
AIM SELECT REAL ESTATE INCOME FUND  SHS           00888R-10-7      240     15,769 SH   SOLE                 15,769     -        -
APOGENT TECHNOLOGIES INC            COM           03760A-10-1   68,174  2,130,430 SH   SOLE              2,130,430     -        -
AQUILA INC                          COM           03840P-10-2    2,085    585,600 SH   SOLE                585,600     -        -
BANK UTD CORP LITIGATN CONT         CTF RT CONTGT 065416-11-7       18    250,800 SH   SOLE                250,800     -        -
BENNETT ENVIORNMENTAL INC           COM           081906-10-9      628     50,000 SH   SOLE                 50,000     -        -
BIOVERIS CORP                       COM           090676-10-7    2,316    278,414 SH   SOLE                278,414     -        -
CACI INTERNATIOINAL INC             COM           127190-30-4    2,022     50,000 SH   SOLE                 50,000     -        -
COMPANHIA VALE DO RIO DOCE          SPON ADR PFD  204412-10-0    3,116     79,700 SH   SOLE                 79,700     -        -
COHEN & STEERS PREM INC RLTY        COM           19247V 10 4      849     48,700 SH   SOLE                 48,700     -        -
CONSECO INC                         COM           208464-88-3    6,965    350,000 SH   SOLE                350,000     -        -
DRAXIS HEALTH INC                   COM           26150J-10-1      392     85,000 SH   SOLE                 85,000     -        -
EL PASO INC                         COM           28336L-10-9      749     95,000 PUT  SOLE                 95,000     -        -
ENVOY COMMUNICATIONS GROUP I        COM           293986-10-5      142    236,000 SH   SOLE                236,000     -        -
EXIDE TECHNOLOGIES                  COM           302051-20-6   20,276    991,502 SH   SOLE                991,502     -        -
*FREEMARKETS INC                    COM           356602-10-2    1,285    197,112 SH   SOLE                197,112     -        -
GALYANS TRADING INC                 COM           36458R-10-1   11,970    717,602 SH   SOLE                717,602     -        -
GROUP 1 SOFTWARE INC                COM           39943Y-10-3   11,298    492,278 SH   SOLE                492,278     -        -
HAYES LEMMERZ INTL INC              COM           420781-30-4    3,020    200,000 SH   SOLE                200,000     -        -
HOLLINGER INTL INC                  CL A          435569-10-8    5,877    350,000 SH   SOLE                350,000     -        -
KEYSTONE PPTY TR CORP               COM           493596-10-0   67,027  2,789,300 SH   SOLE              2,789,300     -        -
KROLL INC                           COM           501049-10-0  108,710  2,947,667 SH   SOLE              2,947,667     -        -
MICROSOFT CORP                      COM           594918-10-4    6,633    232,238 SH   SOLE                232,238     -        -
NEWS CORP LTD                       SPON ADR PFD  652487-80-2    6,698    203,700 SH   SOLE                203,700     -        -
NRG ENERGY INC                      COM           629377-50-8    1,493     60,200 SH   SOLE                 60,200     -        -
NTL INC                             COM           62940M-10-4    5,762    100,000 SH   SOLE                100,000     -        -
OPEN TEXT CORP                      COM           683715-10-6      175    104,444 SH   SOLE                104,444     -        -
OXFORD HEALTH PLANS                 COM           691471-10-6   90,042  1,635,940 SH   SOLE              1,635,940     -        -
PEOPLESOFT INC                      COM           712713-10-6    4,625    250,000 SH   SOLE                250,000     -        -
PLAINS RES INC                      COM PAR $0.10 726540-50-3    4,914    289,900 SH   SOLE                289,900     -        -
PROVIDENT FINANCIAL GROUP INC       COM           743866-10-5    1,549     39,252 SH   SOLE                 39,252     -        -
REYNOLDS RJ TOB HLDGS ING           COM           76182K-10-5    6,759    100,000 PUT  SOLE                100,000     -        -
SERENA SOFTWARE INC                 COM           817492-10-1   15,384    805,869 SH   SOLE                805,869     -        -
TEXAS  PETEROCHEMICALS LP & TP  NOTE 7.25% 4/3    882651-AB-8   23,021 19,184,000 NOTE SOLE             19,184,000     -        -
WALT DISNEY CO                      COM           254687-10-6   41,240  1,617,900 SH   SOLE              1,617,900     -        -
VANS INC                            COM           921930-10-3   27,803  1,352,923 SH   SOLE              1,352,923     -        -
WHEATON RIVER MINERALS LTD    W EXP 05/30/2007    962902-14-4    1,767  1,101,300 WTS  SOLE              1,101,300     -        -
WHEATON RIVER MINERALS - LTD  W EXP 05/30/2007    962902-17-7    3,896  2,427,500 WTS  SOLE              2,427,500     -        -
*XICO INC                            COM          984903-10-4   15,862  1,048,364 SH   SOLE              1,048,364     -        -
YAMANA GOLD IC                W EXP 07/31/2008    98462Y-11-8    1,031    795,000 SH   SOLE                795,000     -        -

                                                  Value Total$ 576,157
                                                  Entry Total:      40

*   PREVIOUSLY CLAIMED CONFIDENTIAL TREATMENT THROUGH 2ND QTR 2004 ON 5/15/04 FILING
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